Convertible notes payable	12 Months Ended
Dec. 31, 2019
Convertible notes payable
Note 7 -Convertible notes payable

As of December 31, 2019 and 2018, notes payable consist of the following:

	December 31,	December 31,
	2019	2018
Convertible notes payable	150,000	-
Total convertible notes payable	150,000	-
Less: unamortized debt discount	(26,250)	-
Total	$123,750	$-

On July 1, 2019, the Company issued two separate convertible promissory notes to third parties at $75,000 each bearing interest at 8% per annum with a maturity date on July 5, 2020. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $37,500.